ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Mar. 31, 2017
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

12. ASSET RETIREMENT OBLIGATIONS

The Company’s asset retirement obligations, which are included in “Other liabilities” in the Company’s consolidated balance sheets, are related to leasehold office premises which the Company is contractually obligated to restore at the end of the lease to their original condition. The movements in asset retirement obligations for the years ended March 31, 2016 and 2017, are as follows:

	Thousands of Yen
	2016	2017
Balance at beginning of year	¥48,041	¥49,005
Liabilities incurred during the year	—	—
Accretion expense	964	976
Balance at end of year	¥49,005	¥49,981